Share-Based Payments - Additional Information (Detail)						12 Months Ended
	Jul. 29, 2019 JPY (¥)	Jan. 23, 2019 JPY (¥)	Jul. 20, 2018 JPY (¥)	Jan. 01, 2018 JPY (¥)	Jul. 18, 2017 JPY (¥)	Dec. 31, 2019 JPY (¥) ¥ / shares		Dec. 31, 2018 JPY (¥)		Dec. 31, 2017 JPY (¥) ¥ / shares shares		Jul. 18, 2017 JPY (¥)	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2014 ¥ / shares shares	Dec. 31, 2013 ¥ / shares shares
Exercise price of outstanding stock options
Number of common shares represented by each stock option | shares										100			500	500	500
Exercise price of outstanding share options | ¥ / shares										¥ 4,206			¥ 1,320	¥ 1,320	¥ 344
Stock option vesting condition						Exercisable from the vesting date until July 8, 2029, where 20%, 30% and 50% of the stock options will be vested after three years, four years and five years from the grant date, respectively.				25% of such stock options per year from the grant date and are exercisable from the vesting date until July 18, 2027.			Vested two years after the grant date and are exercisable for a period of eight years from the vesting date.	Vested two years after the grant date and are exercisable for a period of eight years from the vesting date.	Vested two years after the grant date and are exercisable for a period of eight years from the vesting date.
Stock option vesting period	10
Cancellations or modifications						0		0		0
Weighted average remaining contractual life						8 years 1 month 6 days		6 years 7 months 6 days		7 years 9 months 18 days
Weighted average fair value of stock options granted in 2019 on a per-common share basis	¥ 1,287
Stock options fair value	¥ 3,500				¥ 3,840							¥ 3,840
Standard stock Price threshold limit | ¥ / shares						¥ 7,518
Annual Turnover Rate						9.25%
Grant Date One [member]
Exercise price of outstanding stock options
Stock option exercisable percentage						20.00%
Stock option exercisable period						3 years
Stock acquisition rights percentage						20.00%
Grant Date Two [member]
Exercise price of outstanding stock options
Stock option exercisable percentage						30.00%
Stock option exercisable period						4 years
Stock acquisition rights percentage						30.00%
Grant date Three [member]
Exercise price of outstanding stock options
Stock option exercisable percentage						50.00%
Stock option exercisable period						5 years
Stock acquisition rights percentage						50.00%
Common shares [member]
Exercise price of outstanding stock options
Shares granted during the period						4,702,800
Stock options exercise price | ¥ / shares						¥ 3,500
Common stock options [member]
Exercise price of outstanding stock options
Options granted during the years						47,028
Shares granted during the period	4,702,800					4,702,800				2,386,000
Stock options exercise price | ¥ / shares						¥ 3,500				¥ 4,206
Cancellations or modifications						152,300	[1]	983,200	[1]	7,000
E S O P equity settled [member]
Exercise price of outstanding stock options
Shares granted during the period	161,172	48,651	260,133	26,946	262,069	209,823	[2]	287,079	[2]	262,069
Cancellations or modifications						48,662	[2]	35,091	[2]	10,767
Weighted average remaining contractual life						10 months 24 days		1 year 2 months 12 days		1 year 6 months
Stock options fair value	¥ 3,500	¥ 3,905	¥ 5,130	¥ 4,865	¥ 3,840							3,840
E S O P cash settled [member]
Exercise price of outstanding stock options
Weighted average remaining contractual life						10 months 24 days		1 year 2 months 12 days		1 year 6 months
Stock options fair value	¥ 3,500	¥ 3,905	¥ 5,130	¥ 4,865	¥ 3,840	¥ 5,350		¥ 3,775		¥ 4,595		¥ 3,840
Granted during the period	306,452	90,744	543,733	58,660	567,056	397,196	[2]	602,393	[2]	567,056	[2]
Liabilities associated Cash-settled J-ESOP						¥ 11,000,000		¥ 12,000,000		¥ 0
Current liabilities from share based payment transactions						1,849,000,000		758,000,000		400,000,000
Non current liabilities from share based payment transactions						¥ 774,000,000		¥ 669,000,000		¥ 434,000,000
Bottom of Range [member]
Exercise price of outstanding stock options
Stock option vesting period												5.5	2	2	2
Top of Range [member]
Exercise price of outstanding stock options
Stock option vesting period												7	8	8	8

[1]	For the year ended December 31, 2018 and 2019, the number of forfeited stock options include 763,300 shares and 120,200 shares, respectively, of revocation due to waiver of rights.
[2]	One point is equal to one share.